Investment Properties	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment Properties	Investment Properties
(1) Changes in investment properties for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024
	Land	Buildings	Construction- in-progress	Total
Acquisition cost	₩ 910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation	(1,568)	(723,002)	—	(724,570)
Beginning, net	909,351	1,027,675	261,109	2,198,135
Acquisition	19,184	7,035	218,703	244,922
Disposal	(1,586)	(32,390)	—	(33,976)
Depreciation	—	(51,581)	—	(51,581)
Transfer from property and equipment	(24,429)	(21,442)	(1,159)	(47,030)
Transfer and others	(5,939)	856	(5,771)	(10,854)
Ending, net	₩ 896,581	930,153	472,882	2,299,616
Acquisition cost	₩ 898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation	(1,568)	(735,644)	—	(737,212)

(in millions of Korean won)	2025
	Land	Buildings	Construction- in-progress	Total
Acquisition cost	₩ 898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation	(1,568)	(735,644)	—	(737,212)
Beginning, net	896,581	930,153	472,882	2,299,616
Acquisition	410,740	305,575	36,987	753,302
Disposal	(23)	—	—	(23)
Depreciation	—	(68,337)	—	(68,337)
Transfer from property and equipment	(12,348)	(61,341)	—	(73,689)
Acquisitions and dispositions of subsidiaries	(2,065)	(1,336)	—	(3,401)
Transfer and Others	13,250	447,737	(496,406)	(35,419)
Ending, net	₩ 1,306,135	1,552,451	13,463	2,872,049
Acquisition cost	₩ 1,307,703	2,402,451	13,463	3,723,617
Less: Accumulated depreciation	(1,568)	(850,000)	—	(851,568)
(2) The fair value of the Group’s investment properties is ₩7,773,591 million as of December 31, 2025 (December 31, 2024: ₩6,899,105 million). The fair value of investment properties is estimated based on the expected cash flow.
(3) Rental income from investment properties is ₩286,700 million in 2025 (2023: ₩224,016 million, 2024: ₩232,799 million). The direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
(4) As of December 31, 2025, the Group (Lessor) has entered into a non-cancellable operating lease contract relating to real estate lease. The future minimum lease fee under this contract is ₩159,993 million for one year or less, ₩329,624 million for more than one year and less than five years, ₩107,212 million for over five years, and ₩596,829 million in total.